General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.

Polyrizon Ltd. (the “Company”) was incorporated and commenced its business operations in January 2005. The Company is a clinical development stage biotech company specializing on the development of nasal gels to provide preventative treatment to protect against a wide cross section of viruses, including certain variants of COVID-19 that are also considered to cause more infections and spread faster than the original strain of the virus (the CDC expects that additional variants of the virus will continue to occur), influenza, allergens, and other toxins. The Company’s proprietary Capture and Contain (“C&C”) hydrogel platform is delivered in the form of nasal sprays and form a thin gel-based protective shield containment barrier in the nasal cavity that prevents viruses, bacteria, allergens, and other toxins from penetrating the nasal epithelial tissue.

Due to lack of resources, the Company suspended its operations in 2016. In connection with the COVID-19 pandemic, the Company resumed its operations in 2020.

The Company’s ordinary shares, no par value per share, began trading on the Nasdaq Capital Market (the “Nasdaq”) under the ticker symbol “PLRZ” on October 29, 2024, in connection with its initial public offering transaction.

b.	Liquidity and management plans

The Company is in the research and development (R&D) stage and, as such, has not generated any revenues from its current operations. The Company’s activities are primarily funded through the proceeds from its initial public offering on the Nasdaq, proceeds from convertible loans and private placements of its securities. As of December 31, 2025, the Company reported an accumulated deficit of $8,401.

To support its operations and advance its development programs, the Company intends to continue securing investments from investors. If sufficient investment cannot be obtained, the Company may need to implement cost-cutting measures, scale back its R&D activities, or delay certain development programs. Despite these potential challenges, management believes that the Company’s existing financial resources will be sufficient to sustain its planned operations for at least the next twelve months.

c.	The Company’s headquarters and other significant operations are located in Israel, and, therefore, its results may be adversely affected by political, economic and military instability in Israel, including the attack by Hamas that started a war on October 7, 2023. Since the war broke out, the Company’s operations have not been adversely affected by this situation, and the Company has not experienced disruptions to its development. However, the intensity and duration of the current security situation in Israel is difficult to predict at this stage, as are such war’s economic implications on the Company’s business and operations and on Israel’s economy in general. If the war extends for a long period of time or expands to other fronts, such as Lebanon, Syria and the West Bank, our operations may be adversely affected. On June 13, 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a pre-emptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. On June 25, 2025, a ceasefire between Israel and Iran took effect. On February 28, 2026, Israel and the United States launched a second, larger-scale offensive against Iran. Iran has retaliated with sustained attacks across the Middle East and was joined by renewed Hezbollah attacks on Israel. The conflict is ongoing with no ceasefire in place and the situation remains volatile, with the potential for escalation into a broader regional conflict involving additional terrorist organizations and possibly other countries.

The Company experienced disruptions to its work during such period. Since June 25, 2025, The Company has returned to full activity together with its local vendors and consultants. The Company has not experienced and does not expect a material adverse effect on its business.